Consolidated Statements Of Changes In Equity	KRW (₩)		USD ($)	Owner's equity KRW (₩)		Owner's equity USD ($)	Capital Stock KRW (₩)	Capital Stock USD ($)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Other equity KRW (₩)		Other equity USD ($)	Retained earnings KRW (₩)		Retained earnings USD ($)	Non-controlling interests KRW (₩)		Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2016	₩ 20,545,953,000,000			₩ 20,386,160,000,000			₩ 3,381,392,000,000		₩ 3,574,896,000,000		₩ 286,331,000,000		₩ (1,468,025,000,000)			₩ 14,611,566,000,000			₩ 159,793,000,000
Changes in equity [Abstract]
Net income	1,109,015,000,000			1,098,361,000,000			0		0		0		0			1,098,361,000,000			10,654,000,000
Dividends to common stocks	(270,842,000,000)			(269,308,000,000)			0		0		0		0			(269,308,000,000)			(1,534,000,000)
Capital increase of subsidiaries	(257,000,000)			(257,000,000)			0		0		(257,000,000)		0			0			0
Net gain on valuation of financial liabilities designated as at FVTPL due to own credit risk	0
Gain (loss) on valuation of financial assets at FVTOCI	0
Net loss on valuation of AFS financial assets	(28,706,000,000)			(29,033,000,000)			0		0		0		(29,033,000,000)			0			327,000,000
Change in equity method securities due to change in equity of investees	1,507,000,000			1,507,000,000			0		0		0		1,507,000,000			0			0
Gain (loss) on foreign currencies translation of foreign operations	(69,010,000,000)			(63,944,000,000)			0		0		0		(63,944,000,000)			0			(5,066,000,000)
Net loss on valuation of cash flow hedge	(1,526,000,000)			(1,526,000,000)			0		0		0		(1,526,000,000)			0			0
Remeasurement gain (loss) related to defined benefit plan	(9,677,000,000)			(9,622,000,000)			0		0		0		(9,622,000,000)			0			(55,000,000)
Equity related to assets held for sale	0
Dividends to hybrid securities	(90,823,000,000)			(90,823,000,000)			0		0		0		0			(90,823,000,000)			0
Issuance of hybrid securities	559,565,000,000			559,565,000,000			0		559,565,000,000		0		0			0			0
Redemption of hybrid securities	(1,324,731,000,000)			(1,324,731,000,000)			0		(1,116,573,000,000)		0		(208,158,000,000)			0			0
Balance at end at Jun. 30, 2017	20,420,468,000,000			20,256,349,000,000			3,381,392,000,000		3,017,888,000,000		286,074,000,000		(1,778,801,000,000)			15,349,796,000,000			164,119,000,000
Balance at beginning at Dec. 31, 2017	20,564,900,000,000		$ 18,496,942,000	20,365,892,000,000		$ 18,317,946,000	3,381,392,000,000	$ 3,041,367,000	3,017,888,000,000	$ 2,714,416,000	285,880,000,000	$ 257,133,000	(1,939,274,000,000)		$ (1,744,265,000)	15,620,006,000,000		$ 14,049,295,000	199,008,000,000		$ 178,996,000
Changes in equity [Abstract]
Net income	1,316,316,000,000		1,183,950,000	1,305,878,000,000		1,174,562,000	0	0	0	0	0	0	0		0	1,305,878,000,000		1,174,562,000	10,438,000,000		9,388,000
Dividends to common stocks	(338,744,000,000)		(304,681,000)	(336,636,000,000)		(302,785,000)	0	0	0	0	0	0	0		0	(336,636,000,000)		(302,785,000)	(2,108,000,000)		(1,896,000)
Net gain on valuation of financial liabilities designated as at FVTPL due to own credit risk	130,000,000	[1],[2]	117,000	130,000,000	[1]	117,000	0	0	0	0	0	0	130,000,000	[1]	117,000	0		0	0		0
Gain (loss) on valuation of financial assets at FVTOCI	41,452,000,000	[1]	37,284,000	41,736,000,000	[1]	37,539,000	0	0	0	0	0	0	41,736,000,000	[1]	37,539,000			0	(284,000,000)	[1]	(255,000)
Changes in other comprehensive income due to disposal of equity securities at fair value through other comprehensive income	0		0	0		0	0	0	0	0	0	0	424,000,000	[1]	381,000	(424,000,000)	[1]	(381,000)	0		0
Net loss on valuation of AFS financial assets	0
Change in equity method securities due to change in equity of investees	(7,496,000,000)		(6,742,000)	(7,496,000,000)		(6,742,000)	0	0	0	0	0	0	1,210,000,000		1,089,000	(8,706,000,000)		(7,831,000)	0		0
Gain (loss) on foreign currencies translation of foreign operations	35,526,000,000		31,954,000	36,769,000,000		33,072,000	0	0	0	0	0	0	36,769,000,000		33,072,000	0		0	(1,243,000,000)		(1,118,000)
Net loss on valuation of cash flow hedge	(6,213,000,000)		(5,588,000)	(6,213,000,000)		(5,588,000)	0	0	0	0	0	0	(6,213,000,000)		(5,588,000)	0		0	0		0
Remeasurement gain (loss) related to defined benefit plan	(59,573,000,000)		(53,583,000)	(59,480,000,000)		(53,499,000)	0	0	0	0	0	0	(59,480,000,000)		(53,499,000)	0		0	(93,000,000)		(84,000)
Equity related to assets held for sale	(4,709,000,000)		(4,236,000)	(4,709,000,000)		(4,236,000)	0	0	0	0	0	0	(4,709,000,000)		(4,236,000)	0		0	0		0
Dividends to hybrid securities	(75,603,000,000)		(68,000,000)	(75,603,000,000)		(68,000,000)	0	0	0	0	0	0	0		0	(75,603,000,000)		(68,000,000)	0		0
Issuance of hybrid securities	0		0
Redemption of hybrid securities	(255,000,000,000)		(229,358,000)	(255,000,000,000)		(229,358,000)	0	0	(254,632,000,000)	(229,027,000)	0	0	(368,000,000)		(331,000)	0		0	0		0
Appropriation of retained earnings			0	0		0	0	0	0	0	0	0	208,158,000,000		187,226,000	(208,158,000,000)		(187,226,000)	0		0
Capital decrease of subsidiaries	(13,000,000)		(12,000)	5,000,000		4,000	0	0	0	0	5,000,000	4,000			0			0	(18,000,000)		(16,000)
Balance at end at Jun. 30, 2018	20,996,611,000,000		18,885,241,000	20,790,188,000,000		18,699,575,000	3,381,392,000,000	3,041,367,000	2,763,256,000,000	2,485,389,000	285,885,000,000	257,137,000	(2,113,798,000,000)		(1,901,239,000)	16,473,453,000,000		14,816,921,000	206,423,000,000		185,666,000
Cumulative effect of changes in accounting policy	(214,362,000,000)		(192,806,000)	(215,085,000,000)		(193,457,000)	0	0	0	0	0	0	(392,176,000,000)		(352,740,000)	177,091,000,000		159,283,000	723,000,000		651,000
Adjusted balance, beginning of period	20,350,538,000,000		18,304,136,000	20,150,807,000,000		18,124,489,000	3,381,392,000,000	3,041,367,000	3,017,888,000,000	2,714,416,000	285,880,000,000	257,133,000	(2,331,450,000,000)		(2,097,005,000)	15,797,097,000,000		14,208,578,000	199,731,000,000		179,647,000
Changes in equity [Abstract]
Changes in other comprehensive income due to redemption of financial liabilities designated as at FVTPL	₩ 0		$ 0	₩ 0		$ 0	₩ 0	$ 0	₩ 0	$ 0	₩ 0	$ 0	₩ (5,000,000)	[1]	$ (4,000)	₩ 5,000,000	[1]	$ 4,000	₩ 0		$ 0

[1]	The consolidated interim statements of changes in equity for the six months ended June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated interim statements of changes in equity for the six months ended June 30, 2017 was not retrospectively restated in accordance with IFRS 9.
[2]	The consolidated interim statements of comprehensive income for the three months and six months ended June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated interim statements of comprehensive income for the three months and six months ended June 30, 2017 was not retrospectively restated in accordance with IFRS 9.